OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2015	2014

Escrow (1)	-	$1,271
Prepaid expenses	131	49
Income receivable	109	7
Deposit	6	39
Others	72	30

	$318	$1,396

(1)	Deposit paid into an escrow account as part of the purchase agreement in connection with Retail Portfolio in Germany transaction. See Note 1b(4).